Organization and Principal Activities - Schedule of Company’s Subsidiaries (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2025		Dec. 31, 2024
NewGenivf Limited [Member]
Schedule of Company’s Subsidiaries [Line Items]
Background	● A Cayman Islands company ● Incorporated on 16 January, 2019
Ownership %	100.00%
Principal activity	Investment holding
FFPGS (HK) Limited [Member]
Schedule of Company’s Subsidiaries [Line Items]
Background	● A Hong Kong company ● Incorporated on December 19, 2019		●A Hong Kong company 100% Marketing and administrative services ●Incorporated on December 19, 2019
Ownership %	100.00%		100.00%
Principal activity	Marketing and administrative services		Marketing and administrative services
Well Image Limited [Member]
Schedule of Company’s Subsidiaries [Line Items]
Background	● A Hong Kong company ● Incorporated on July 11, 2008		●A Hong Kong company 100% Investment holding ●Incorporated on July 11, 2008
Ownership %	100.00%		100.00%
Principal activity	Investment holding		Investment holding
Med Holdings Limited (“Med Holdings”) (Note) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Background	● A Thailand company ● Incorporated on January 21, 2015	[1]	●A Thailand company 49%* Investment holding(“Med Holdings”) (Note) ●Incorporated on January 21, 2015	[2]
Ownership %	49.00%	[1],[3]	49.00%	[2],[4]
Principal activity	Investment holding	[1]	Investment holding	[2]
First Fertility PGS Center Limited (“FFC”) (Note) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Background	● A Thailand company ● Incorporated on March 6, 2014	[1]	●A Thailand company 74% Provision of IVF treatmentLimited (“FFC”) (Note) ●Incorporated on March 6, 2014	[2]
Ownership %	74.00%	[1]	74.00%	[2]
Principal activity	Provision of IVF treatment	[1]	Provision of IVF treatment	[2]
First Fertility Phnom Penh Limited (“FFPP”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Background	● A Cambodia company ● Incorporated on August 10, 2015		●A Cambodia company 100% Provision of IVF treatmentLimited (“FFPP”) ●Incorporated on August 10, 2015
Ownership %	100.00%		100.00%
Principal activity	Provision of IVF treatment		Provision of IVF treatment
Bi Clinic Ltd (“FFBi”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Background	● A Kyrgyzstan company ● Incorporated on December 16, 2021 ● Acquired on December 17, 2024		●A Kyrgyzstan company 100% Provision of IVF treatment, surrogacy and ●Incorporated on December 16, 2021 ancillary caring services ●Acquired on December 17, 2024
Ownership %	100.00%		100.00%
Principal activity	Provision of IVF treatment, surrogacy and ancillary caring services		Provision of IVF treatment, surrogacy and ●Incorporated on December 16, 2021 ancillary caring services
MicroSort Lab Services LLC [Member]
Schedule of Company’s Subsidiaries [Line Items]
Background	● A US company ● Incorporated on June 16, 2025
Ownership %	100.00%
Principal activity	Specialized applications, in provision of IVF treatment
Newgendigital Limited [Member]
Schedule of Company’s Subsidiaries [Line Items]
Background	● A BVI company ● Incorporated on January 21, 2025
Ownership %	100.00%
Principal activity	Investment Holding
NewGenProperty Limited [Member]
Schedule of Company’s Subsidiaries [Line Items]
Background	● A BVI company ● Incorporated on September 18, 2025
Ownership %	100.00%
Principal activity	Investment Holding

[1]	According to Thailand’s Foreign Business Act (the “FBA”), the majority shareholdings of limited company incorporated in Thailand is required to be owned by Thai nationals.
[2]	Note: According to Thailand’s Foreign Business Act (the “FBA”), the majority shareholdings of limited company incorporated in Thailand is required to be owned by Thai nationals.
[3]	Where less than 50% of the equity of an investee is held, the Company (through its subsidiaries) holds significantly more voting rights than any other vote holder or organized company of vote holders. An assessment has been made, taking into account all the factors relevant to the relationship with the investee, to ascertain control has been established and the investee should be consolidated as a subsidiary of the Company.
[4]
*	Where less than 50% of the equity of an investee is held, the Company (through its subsidiaries) holds significantly more voting rights than any other vote holder or organized company of vote holders. An assessment has been made, taking into account all the factors relevant to the relationship with the investee, to ascertain control has been established and the investee should be consolidated as a subsidiary of the Company.